Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Document Type	dei_DocumentType	Other
Document Period End Date	dei_DocumentPeriodEndDate	Feb. 09, 2012
Registrant Name	dei_EntityRegistrantName	WELLS FARGO FUNDS TRUST
Central Index Key	dei_EntityCentralIndexKey	0001081400
Amendment Flag	dei_AmendmentFlag	false
Document Creation Date	dei_DocumentCreationDate	Feb. 09, 2012
Document Effective Date	dei_DocumentEffectiveDate	Feb. 09, 2012
Prospectus Date	rr_ProspectusDate	Mar. 01, 2011
WF Small Cap Opportunities Fund
Risk/Return:	rr_RiskReturnAbstract
Supplement [Text Block]	evergreen_SupplementTextBlock
SUPPLEMENT TO THE PROSPECTUS
OF
WELLS FARGO ADVANTAGE SMALL CAP STOCK FUNDS
For the Small Cap Opportunities Fund (the "Fund")

Effective April 1, 2012, the Fund's prospectus is amended as described below.
In the summary section for the Fund, the following sentences are added to the end of the first paragraph in the section entitled "Principal Investment Strategies":

Strategy Narrative [Text Block]	rr_StrategyNarrativeTextBlock
Effective April 1, 2012, the Fund will define small-capitalization companies as companies with market capitalizations within the range of the Russell 2500TM Index at the time of purchase. The market capitalization range of the Russell 2500TM Index was $76.4 million to $7.4 billion, as of June 30, 2011, and is expected to change frequently.